Summary of Significant Accounting Policies - Schedule of Major Product Type Included in each Government Category (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Major Product Government Category [Line Items]
Revenues	$ 37,981,619	$ 45,343,698
Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	6,529,300	9,031,781
Subtotal-Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	6,529,299	9,031,781
Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	27,495,780	32,931,537
Subtotal-Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	27,495,776	32,931,537
Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	953,208	941,131
Subtotal-Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	953,209	941,131
Others [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	3,003,335	2,439,249
Eye drops bottle [Member] | Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	853,138	671,889
Oral medicine bottle [Member] | Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	1,415,507	1,296,401
Anal bag [Member] | Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	1,393,451	1,348,431
Other Class I [Member] | Class I [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	2,867,203	5,715,060
Masks [Member] | Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	61,302	67,144
Identification tape [Member] | Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	5,808,319	6,215,605
Disposable medical brush [Member] | Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	3,835,342	4,348,913
Gynecological inspection kits [Member] | Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	4,042,788	3,690,332
Surgical kit [Member] | Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	666,285	1,221,656
Medical brush [Member] | Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	1,517,218	2,466,810
Medical kit [Member] | Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	574,872	856,880
Other Class II [Member] | Class II [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	10,989,650	14,064,197
Electronic pump [Member] | Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	80,115	89,329
Anesthesia puncture kit [Member] | Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	116,836	144,757
Disposable infusion pump [Member] | Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	52,645	52,857
Infusion pump [Member] | Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	23,292	91,687
Electronic infusion pump [Member] | Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	2,204	970
Laparoscopic trocar [Member] | Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	16	4,923
Other Class III [Member] | Class III [Member]
Schedule of Major Product Government Category [Line Items]
Revenues	$ 678,101	$ 556,608